Goodwill and Intangible Assets, Net - Schedule of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)
Goodwill And Intangible Assets Disclosure [Abstract]
Balance at beginning of year		300,163	$ 48,381	292,885	$ 48,381
Acquisition of CAH (note 4)	292,885
Less: impairment charge		(300,163)
Balance at end of year	292,885		$ 48,381	292,885	$ 48,381